STOCK-BASED COMPENSATION - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Outstanding at December 31 (shares) | shares	7,425
Weighted- Average Remaining Contractual Life in Years	5 years 8 months 12 days
Weighted-average exercise price (USD per share)	$ 19.48
Options Exercisable
Exercisable at December 31 (shares) | shares	5,411
Weighted- Average Remaining Contractual Life in Years	5 years 4 months 24 days
Weighted-average exercise price (USD per share)	$ 19.03
$0.01 to $10.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (USD per share)	0.01
Range of exercise prices, upper limit (USD per share)	$ 10.00
Options Outstanding
Outstanding at December 31 (shares) | shares	1,105
Weighted- Average Remaining Contractual Life in Years	5 years 3 months 18 days
Weighted-average exercise price (USD per share)	$ 8.57
Options Exercisable
Exercisable at December 31 (shares) | shares	1,079
Weighted- Average Remaining Contractual Life in Years	5 years 3 months 18 days
Weighted-average exercise price (USD per share)	$ 8.56
$10.01 to $20.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (USD per share)	10.01
Range of exercise prices, upper limit (USD per share)	$ 20.00
Options Outstanding
Outstanding at December 31 (shares) | shares	2,633
Weighted- Average Remaining Contractual Life in Years	5 years 8 months 12 days
Weighted-average exercise price (USD per share)	$ 15.12
Options Exercisable
Exercisable at December 31 (shares) | shares	1,559
Weighted- Average Remaining Contractual Life in Years	5 years 4 months 24 days
Weighted-average exercise price (USD per share)	$ 14.35
$20.01 to $30.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (USD per share)	20.01
Range of exercise prices, upper limit (USD per share)	$ 30.00
Options Outstanding
Outstanding at December 31 (shares) | shares	3,345
Weighted- Average Remaining Contractual Life in Years	5 years 8 months 12 days
Weighted-average exercise price (USD per share)	$ 24.20
Options Exercisable
Exercisable at December 31 (shares) | shares	2,570
Weighted- Average Remaining Contractual Life in Years	5 years 4 months 24 days
Weighted-average exercise price (USD per share)	$ 24.11
$30.01 to $50.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (USD per share)	30.01
Range of exercise prices, upper limit (USD per share)	$ 50.00
Options Outstanding
Outstanding at December 31 (shares) | shares	342
Weighted- Average Remaining Contractual Life in Years	7 years 1 month 6 days
Weighted-average exercise price (USD per share)	$ 42.18
Options Exercisable
Exercisable at December 31 (shares) | shares	203
Weighted- Average Remaining Contractual Life in Years	7 years 2 months 12 days
Weighted-average exercise price (USD per share)	$ 46.30